Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Communication Services (6.3%)
	Alphabet Inc. Class C	2,107,830	401,415
	Alphabet Inc. Class A	2,052,480	388,534
*	Baidu Inc. ADR	2,462,500	207,613
	Meta Platforms Inc. Class A	206,200	120,732
*	Pinterest Inc. Class A	2,564,350	74,366
	Electronic Arts Inc.	362,800	53,078
*	ZoomInfo Technologies Inc.	3,199,364	33,625
	Universal Music Group NV	1,151,119	29,445
*	Spotify Technology SA	58,740	26,279
*	Netflix Inc.	24,010	21,401
*	Live Nation Entertainment Inc.	148,000	19,166
*	Trade Desk Inc. Class A	161,600	18,993
	Walt Disney Co.	88,997	9,910
*	Roblox Corp. Class A	50,300	2,910
*	Take-Two Interactive Software Inc.	5,480	1,009
*	Snap Inc. Class A	23,000	248
			1,408,724
Consumer Discretionary (11.1%)
*	Tesla Inc.	1,205,290	486,744
	Alibaba Group Holding Ltd. ADR	3,962,500	335,980
	TJX Cos. Inc.	2,529,200	305,553
*	Amazon.com Inc.	1,079,950	236,930
	Royal Caribbean Cruises Ltd.	940,529	216,971
	Sony Group Corp. ADR	7,409,875	156,793
*	CarMax Inc.	1,699,397	138,943
*,1	XPeng Inc. ADR	9,400,419	111,113
*	Capri Holdings Ltd.	2,999,038	63,160
	Ross Stores Inc.	396,000	59,903
	Entain plc	5,223,388	44,839
*	Flutter Entertainment plc	170,598	44,112
*	Carnival Corp.	1,577,945	39,322
	eBay Inc.	538,900	33,385
*	Ollie's Bargain Outlet Holdings Inc.	284,800	31,251
*,1	Mobileye Global Inc. Class A	1,405,800	28,004
*	Burlington Stores Inc.	96,600	27,537
*	Carvana Co.	106,700	21,699
	Newell Brands Inc.	2,050,000	20,418
*	DoorDash Inc. Class A	111,050	18,629
	Marriott International Inc. Class A	62,900	17,545
*	Norwegian Cruise Line Holdings Ltd.	448,025	11,528
	Las Vegas Sands Corp.	224,100	11,510
*	Ulta Beauty Inc.	23,000	10,003
	Tapestry Inc.	86,300	5,638
	Restaurant Brands International Inc.	57,600	3,754
*	Rivian Automotive Inc. Class A	239,000	3,179
*	Deckers Outdoor Corp.	11,780	2,392
*	Etsy Inc.	17,800	941
			2,487,776
Consumer Staples (0.9%)
*	Performance Food Group Co.	1,125,300	95,144
	Casey's General Stores Inc.	72,100	28,568
*	BellRing Brands Inc.	343,862	25,907
*	e.l.f. Beauty Inc.	175,670	22,055
*	US Foods Holding Corp.	208,900	14,093
	Dollar General Corp.	25,350	1,922
			187,689
Energy (3.3%)
	Hess Corp.	1,689,274	224,690
	Exxon Mobil Corp.	1,654,970	178,025

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
[1]	New Fortress Energy Inc.	7,581,731	114,636
	ConocoPhillips	538,900	53,443
*	Transocean Ltd. (XNYS)	13,216,496	49,562
	EOG Resources Inc.	401,721	49,243
	TechnipFMC plc	833,700	24,127
	Expand Energy Corp.	230,000	22,896
	Coterra Energy Inc.	685,850	17,517
			734,139
Financials (8.4%)
	Raymond James Financial Inc.	2,801,629	435,177
	Northern Trust Corp.	1,984,581	203,420
	Visa Inc. Class A	605,400	191,331
	Wells Fargo & Co.	2,124,540	149,228
	MarketAxess Holdings Inc.	590,100	133,386
*	PayPal Holdings Inc.	1,516,210	129,408
	Morgan Stanley	760,702	95,635
	CME Group Inc.	379,154	88,051
	Tradeweb Markets Inc. Class A	658,800	86,250
	Bank of America Corp.	1,756,600	77,203
	Discover Financial Services	378,470	65,562
	Progressive Corp.	273,050	65,425
	Charles Schwab Corp.	854,950	63,275
	JPMorgan Chase & Co.	170,400	40,847
*	WEX Inc.	215,100	37,711
	Mastercard Inc. Class A	30,600	16,113
	Citigroup Inc.	66,700	4,695
			1,882,717
Health Care (27.3%)
	Eli Lilly & Co.	2,612,753	2,017,045
	Amgen Inc.	2,092,459	545,379
*	Boston Scientific Corp.	5,049,026	450,979
*	BioMarin Pharmaceutical Inc.	5,509,870	362,164
*	Biogen Inc.	2,354,677	360,077
*	BioNTech SE ADR	2,270,916	258,771
	Bristol-Myers Squibb Co.	4,407,350	249,280
	Thermo Fisher Scientific Inc.	464,279	241,532
*	BeiGene Ltd. ADR	1,118,521	206,602
*	Illumina Inc.	1,323,069	176,802
	Novartis AG ADR	1,723,720	167,735
	AstraZeneca plc ADR	2,353,300	154,188
*	Elanco Animal Health Inc. (XNYS)	10,121,076	122,566
*	Edwards Lifesciences Corp.	1,358,900	100,599
	Zimmer Biomet Holdings Inc.	924,200	97,623
*	LivaNova plc	1,881,300	87,123
	Revvity Inc.	602,050	67,195
*	Qiagen NV	1,474,891	65,677
	Roche Holding AG	200,231	55,986
*	Alkermes plc	1,812,600	52,130
*,1	Immunocore Holdings plc ADR	1,752,390	51,696
*	Charles River Laboratories International Inc.	254,900	47,055
*	Neurocrine Biosciences Inc.	287,740	39,277
*	Glaukos Corp.	261,600	39,224
	Agilent Technologies Inc.	200,700	26,962
	Alcon AG	120,840	10,258
	Medtronic plc	119,730	9,564
*	Bridgebio Pharma Inc.	281,900	7,735
*	Waters Corp.	20,000	7,420
[2]	Siemens Healthineers AG	133,680	7,059
*	Allogene Therapeutics Inc.	2,969,370	6,325
*	Repligen Corp.	30,858	4,442
*,1	GRAIL Inc.	158,179	2,823
*	IQVIA Holdings Inc.	10,300	2,024
*	FibroGen Inc.	3,497,900	1,852
*	Guardant Health Inc.	43,686	1,335
	Sandoz Group AG	10,840	444
*	Mural Oncology plc	90,000	290
*	Zimvie Inc.	4,830	67
			6,105,305

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
Industrials (13.5%)
	FedEx Corp.	1,669,074	469,561
	AECOM	3,936,025	420,446
*	United Airlines Holdings Inc.	3,618,913	351,396
	Southwest Airlines Co.	8,499,489	285,753
	Jacobs Solutions Inc.	2,135,049	285,285
	Airbus SE	1,358,020	217,461
*	American Airlines Group Inc.	11,056,300	192,711
	Delta Air Lines Inc.	2,801,500	169,491
	TransDigm Group Inc.	77,869	98,682
	Curtiss-Wright Corp.	273,200	96,951
*	NEXTracker Inc. Class A	2,570,197	93,889
*	Amentum Holdings Inc.	2,698,549	56,751
	IDEX Corp.	193,500	40,498
	Textron Inc.	511,000	39,086
*	Uber Technologies Inc.	579,100	34,931
	GFL Environmental Inc. (XTSE)	633,100	28,198
	AMETEK Inc.	120,000	21,631
*	Lyft Inc. Class A	1,492,324	19,251
	Ryanair Holdings plc ADR	403,750	17,600
*	Chart Industries Inc.	85,900	16,393
	Union Pacific Corp.	60,000	13,682
*	JetBlue Airways Corp.	1,638,000	12,875
	Rockwell Automation Inc.	39,500	11,289
	Carrier Global Corp.	113,100	7,720
	Old Dominion Freight Line Inc.	38,000	6,703
			3,008,234
Information Technology (26.9%)
	Microsoft Corp.	1,350,300	569,152
*	Flex Ltd.	14,307,202	549,254
	NVIDIA Corp.	3,675,650	493,603
	Micron Technology Inc.	5,195,517	437,255
	KLA Corp.	683,060	430,410
	NetApp Inc.	2,489,000	288,923
	Texas Instruments Inc.	1,363,940	255,752
*	Adobe Inc.	554,300	246,486
	ASML Holding NV GDR (Registered)	339,467	235,278
	Jabil Inc.	1,537,400	221,232
*	Trimble Inc.	3,130,631	221,210
*	Descartes Systems Group Inc.	1,567,212	178,035
	Corning Inc.	3,032,324	144,096
	Intel Corp.	6,967,800	139,704
	Universal Display Corp.	877,314	128,263
	Oracle Corp.	668,200	111,349
*	Nutanix Inc. Class A	1,674,019	102,417
	QUALCOMM Inc.	647,592	99,483
	Entegris Inc.	967,700	95,860
	Salesforce Inc.	255,300	85,354
	Intuit Inc.	128,800	80,951
	Broadcom Inc.	325,700	75,510
*	AppLovin Corp. Class A	205,900	66,677
*	Zoom Communications Inc.	789,050	64,394
	Marvell Technology Inc.	577,700	63,807
*	FormFactor Inc.	1,437,241	63,239
*,1	ARM Holdings plc ADR	486,500	60,015
	Hewlett Packard Enterprise Co.	2,695,320	57,545
	Teradyne Inc.	455,100	57,306
	HP Inc.	1,600,660	52,230
*	Aurora Innovation Inc.	6,927,200	43,641
*	Autodesk Inc.	133,600	39,488
*	Gitlab Inc. Class A	669,900	37,749
*	DocuSign Inc.	276,700	24,886
*	Keysight Technologies Inc.	154,490	24,816
*	Palo Alto Networks Inc.	129,500	23,564
*	Ciena Corp.	253,500	21,499
*	Wolfspeed Inc.	3,220,100	21,446
	Analog Devices Inc.	90,000	19,121
*	Gartner Inc.	39,400	19,088
*	Okta Inc.	216,016	17,022

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
*	MongoDB Inc.	72,900	16,972
*	BlackBerry Ltd.	3,579,476	13,530
*	Unity Software Inc.	393,884	8,851
*	Western Digital Corp.	99,680	5,944
*	Crowdstrike Holdings Inc. Class A	6,350	2,173
	Applied Materials Inc.	10,700	1,740
*	RingCentral Inc. Class A	42,500	1,488
*	HubSpot Inc.	2,000	1,394
*	Arista Networks Inc.	800	88
			6,019,290
Materials (0.4%)
*	Ivanhoe Mines Ltd. Class A	7,245,800	85,995
	Albemarle Corp.	140,800	12,120
			98,115
Total Common Stocks (Cost $8,561,852)			21,931,989
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $633,224)	6,334,402	633,440
Total Investments (100.9%) (Cost $9,195,076)			22,565,429
Other Assets and Liabilities—Net (-0.9%)			(205,834)
Net Assets (100%)			22,359,595
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $189,605,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $7,059,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $202,754,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Capital Opportunity Fund
The following table summarizes the market value of the fund’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,532,643	399,346	—	21,931,989
Temporary Cash Investments	633,440	—	—	633,440
Total	22,166,083	399,346	—	22,565,429